UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments for the nine-month period ended July 31, 2011 is set forth below.

Schedule of Investments

PowerShares Active AlphaQ Fund

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 19.2%
4,053	Bed Bath & Beyond, Inc.*	$237,060
5,836	DIRECTV, Class A*	295,769
6,657	DISH Network Corp., Class A*	197,247
7,870	Expedia, Inc.	249,400
786	Netflix, Inc.*	209,068
4,190	O’Reilly Automotive, Inc.*	249,305
569	Priceline.com, Inc.*	305,923
1,479	Wynn Resorts Ltd.	227,293
		1,971,065
	Consumer Staples - 2.1%
2,797	Hansen Natural Corp.*	214,306

	Financials - 5.8%
6,830	Arch Capital Group Ltd.*	230,854
676	CME Group, Inc.	195,492
2,871	T. Rowe Price Group, Inc.	163,073
		589,419
	Health Care - 11.1%
1,914	Biogen Idec, Inc.*	194,979
3,542	Celgene Corp.*	210,041
8,525	Mylan, Inc.*	194,199
2,758	Perrigo Co.	249,075
2,783	Teva Pharmaceutical Industries Ltd. ADR (Israel)	129,799
7,443	Warner Chilcott PLC, Class A (Ireland)	156,452
		1,134,545
	Industrials - 2.1%
2,271	Joy Global, Inc.	213,292

	Information Technology - 56.1%
5,933	Adobe Systems, Inc.*	164,463
4,443	Altera Corp.	181,630
586	Apple, Inc.*	228,821
7,058	ARM Holdings PLC ADR (United Kingdom)	203,200
10,876	AsiaInfo-Linkage, Inc.*	166,185
4,899	ASML Holding NV (Netherlands)	174,649
5,964	Avago Technologies Ltd. (Singapore)	200,569
4,368	BMC Software, Inc.*	188,785
5,914	Broadcom Corp., Class A	219,232
4,982	Check Point Software Technologies Ltd. (Israel)*	287,212
8,296	Cisco Systems, Inc.	132,487
3,491	Cognizant Technology Solutions Corp., Class A*	243,916
7,738	eBay, Inc.*	253,420
8,266	Electronic Arts, Inc.*	183,918
1,975	F5 Networks, Inc.*	184,623
1,420	First Solar, Inc.*	167,887
3,322	Fiserv, Inc.*	200,516
329	Google, Inc., Class A*	198,614
3,909	Intuit, Inc.*	182,550
13,690	Marvell Technology Group Ltd. (Bermuda)*	202,886
7,780	Maxim Integrated Products, Inc.	178,629
5,766	Microchip Technology, Inc.	194,603
5,470	Microsoft Corp.	149,878
5,084	NetApp, Inc.*	241,592
10,737	Nuance Communications, Inc.*	214,847
6,474	Oracle Corp.	197,975
4,417	QUALCOMM, Inc.	241,963
12,635	Telefonaktiebolaget LM Ericsson ADR (Sweden)	157,938
6,504	Xilinx, Inc.	208,778
		5,751,766
	Telecommunication Services - 3.6%
4,556	NII Holdings, Inc.*	192,947
6,429	Vodafone Group PLC ADR (United Kingdom)	180,655
		373,602
	Total Investments (Cost $9,592,723)(a)-100.0%	10,247,995
	Liabilities in excess of other assets-(0.0)%	(1,424)
	Net Assets-100.0%	$10,246,571

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $9,592,747. The net unrealized appreciation was $655,248 which consisted of aggregate gross unrealized appreciation of $1,149,848 and aggregate gross unrealized depreciation of $494,600.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Alpha Multi-Cap Fund

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 1.9%
2,683	Bridgepoint Education, Inc.*	$66,431

	Consumer Staples - 4.0%
3,523	Darling International, Inc.*	59,468
1,072	Hansen Natural Corp.*	82,137
		141,605
	Energy - 10.2%
1,989	Complete Production Services, Inc.*	77,332
1,211	Contango Oil & Gas Co.*	76,390
1,702	Gulfport Energy Corp.*	62,055
2,626	Patterson-UTI Energy, Inc.	85,424
2,789	RPC, Inc.	65,876
		367,077
	Financials - 9.9%
281	Affiliated Managers Group, Inc.*	29,317
4,838	Blackstone Group LP (The)	80,359
2,946	DuPont Fabros Technology, Inc. REIT	75,093
2,889	EZCORP, Inc., Class A*	96,146
598	IntercontinentalExchange, Inc.*	73,733
		354,648
	Health Care - 10.5%
1,677	Endo Pharmaceuticals Holdings, Inc.*	62,468
1,550	Jazz Pharmaceuticals, Inc.*	62,729
4,437	Momenta Pharmaceuticals, Inc.*	78,357
4,190	Mylan, Inc.*	95,448
12,729	PDL BioPharma, Inc.	78,793
		377,795
	Industrials - 3.4%
1,987	TAL International Group, Inc.	61,478
1,150	Triumph Group, Inc.	61,916
		123,394
	Information Technology - 37.9%
4,417	AsiaInfo-Linkage, Inc.*	67,492
2,272	Avago Technologies Ltd. (Singapore)	76,407
1,396	Cognizant Technology Solutions Corp., Class A*	97,539
2,278	DG FastChannel, Inc.*	64,376
7,143	Entegris, Inc.*	61,216
6,603	Entropic Communications, Inc.*	44,108
6,495	GT Solar International, Inc.*	88,592
11,472	JA Solar Holdings Co. Ltd. ADR (China)*	55,066
2,323	JDA Software Group, Inc.*	64,951
3,918	JDS Uniphase Corp.*	51,522
2,956	JinkoSolar Holding Co. Ltd. ADR (Cayman Islands)*	64,145
2,014	KLA-Tencor Corp.	80,197
1,284	Lam Research Corp.*	52,490
2,048	Microchip Technology, Inc.	69,120
1,689	NetEase.com, Inc. ADR (China)*	85,328
2,718	Netlogic Microsystems, Inc.*	93,907
2,271	Novellus Systems, Inc.*	70,492
9,036	Renesola Ltd. ADR (British Virgin Islands)*	40,933
3,428	Semtech Corp.*	79,872
6,738	Yingli Green Energy Holding Co. Ltd. ADR (China)*	48,783
		1,356,536
	Materials - 22.2%
7,576	AuRico Gold, Inc. (Canada)*	91,897
1,645	Barrick Gold Corp. (Canada)	78,253
552	CF Industries Holdings, Inc.	85,737
949	Cliffs Natural Resources, Inc.	85,239
4,286	Gold Fields Ltd. ADR (South Africa)	66,819
4,268	IAMGOLD Corp. (Canada)	85,360
2,602	Kronos Worldwide, Inc.	80,558
1,382	Newmont Mining Corp.	76,853
562	Walter Energy, Inc.	68,884
5,874	Yamana Gold, Inc. (Canada)	76,244
		795,844
	Total Investments (Cost $3,514,668)(a)-100.0%	3,583,330
	Other assets less liabilities-0.0%	522
	Net Assets-100.0%	$3,583,852

Investment Abbreviations:

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $3,514,672. The net unrealized appreciation was $68,658 which consisted of aggregate gross unrealized appreciation of $307,804 and aggregate gross unrealized depreciation of $239,146.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Low Duration Fund

July 31, 2011 (Unaudited)

Principal Amount		Value
	Long-Term Investments-92.9%
	Corporate Bonds - 10.3%
$75,000	Anheuser-Busch InBev Worldwide, Inc.
	2.875%, 02/15/16	$78,518
50,000	Bank of America Corp.
	3.700%, 09/01/15	50,522
100,000	Citigroup Funding, Inc.
	1.875%, 10/22/12	101,912
80,000	Citigroup Funding, Inc.
	2.250%, 12/10/12	82,191
50,000	Corn Products International, Inc.
	4.625%, 11/01/20	52,282
50,000	CSX Corp.
	3.700%, 10/30/20	49,967
50,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	7.625%, 05/15/16	54,367
60,000	Enterprise Products Operating LLC
	3.200%, 02/01/16	62,052
50,000	PNC Funding Corp.
	4.375%, 08/11/20	51,876
50,000	Raytheon Co.
	1.625%, 10/15/15	49,741
50,000	Southern Power Co., Series D
	4.875%, 07/15/15	55,810
25,000	Union Pacific Corp.
	4.000%, 02/01/21	25,884
70,000	UnitedHealth Group, Inc.
	3.875%, 10/15/20	71,065
		786,187
	United States Government and Agency Obligations-82.6%
	Federal Farm Credit Bank - 2.7%
200,000	1.625%, 11/19/14	204,422

	Federal Home Loan Mortgage Corp. - 2.6%
200,000	0.625%, 12/28/12	200,744

	United States Treasury Notes - 74.5%
875,000	0.750%, 12/15/13	882,246
650,000	1.000%, 01/15/14	659,293
190,000	1.000%, 05/15/14	192,657
745,000	1.125%, 06/15/13	755,741
145,000	1.375%, 10/15/12	146,932
130,000	1.375%, 01/15/13	132,031
285,000	1.375%, 03/15/13	289,864
50,000	1.375%, 05/15/13	50,926
850,000	2.125%, 05/31/15(a)	890,575
800,000	3.625%, 05/15/13	846,938
800,000	4.250%, 09/30/12	836,782
		5,683,985
	United States Treasury Inflation Indexed Bonds - 2.8%
200,000	0.125%, 04/15/16	213,907

	Total United States Government and Agency Obligations	6,303,058
	Total Long-Term Investments (Cost $6,973,570)	7,089,245

	Short-Term Investments-6.7%
	Corporate Bonds-1.4%
50,000	Morgan Stanley
	2.250%, 03/13/12	50,620
50,000	Wells Fargo & Co		.
	2.125%, 06/15/12	50,792
		101,412
	United States Government and Agency Obligations-5.2%
	Federal Home Loan Mortgage Corp. - 2.6%
200,000	1.125%, 07/27/12	201,480
	United States Treasury Notes-2.6%
195,000	1.500%, 07/15/12	197,285
		398,765

Number of Shares
	Money Market Fund - 0.1%
7,503	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class	7,503

	Total Short-Term Investments (Cost $501,716)	507,680

	Total Investments (Cost $7,475,286)(b) -99.6%	7,596,925
	Other assets less liabilities (c) -0.4%	32,709
	Net Assets-100.0%	$7,629,634

Notes to Schedule of Investments:

(a)	All or a portion of the value was pledged as collateral for financial futures contracts.
(b)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $7,477,246. The net unrealized appreciation was $119,679 which consisted of aggregate gross unrealized appreciation of $121,686 and aggregate gross unrealized depreciation of $2,007.

(c)	Includes net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open Futures Contracts as of July 31, 2011

Contract	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes	5	September-2011/Long	$1,094,386	$5,224
U.S. Treasury 5 Year Notes	2	September-2011/Short	(238,594)	(4,297)
U.S. Treasury 10 Year Notes	5	September-2011/Short	(612,855)	(15,582)
			$242,937	$(14,655)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Mega Cap Fund

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 2.5%
423	CBS Corp., Class B	$11,578
1,608	Comcast Corp., Class A	38,624
3,134	Ford Motor Co.*	38,266
134	Kohl’s Corp.	7,331
394	Time Warner Cable, Inc.	28,884
199	Viacom, Inc., Class B	9,636
		134,319
	Consumer Staples - 1.6%
223	Kroger Co. (The)	5,546
1,989	Walgreen Co.	77,651
		83,197
	Energy - 20.0%
100	Anadarko Petroleum Corp.	8,256
3,036	Chevron Corp.	315,805
4,567	ConocoPhillips	328,778
685	Devon Energy Corp.	53,909
3,657	Exxon Mobil Corp.	291,792
599	Occidental Petroleum Corp.	58,810
		1,057,350
	Financials - 12.0%
105	ACE Ltd.	7,033
485	Aflac, Inc.	22,339
214	American Express Co.	10,709
566	Bank of New York Mellon Corp. (The)	14,212
983	Berkshire Hathaway, Inc., Class B*	72,909
2,438	Capital One Financial Corp.	116,536
64	Chubb Corp. (The)	3,999
2,235	Citigroup, Inc.	85,690
2,378	JPMorgan Chase & Co.	96,190
446	Public Storage REIT	53,355
160	Simon Property Group, Inc. REIT	19,282
1,168	State Street Corp.	48,437
3,027	Wells Fargo & Co.	84,574
		635,265
	Health Care - 26.4%
848	Aetna, Inc.	35,184
3,832	Amgen, Inc.*	209,610
282	Biogen Idec, Inc.*	28,727
3,475	Bristol-Myers Squibb Co.	99,593
2,248	Cardinal Health, Inc.	98,372
6,025	Eli Lilly & Co.	230,758
793	McKesson Corp.	64,328
12,953	Pfizer, Inc.	249,216
4,836	UnitedHealth Group, Inc.	240,011
2,089	WellPoint, Inc.	141,112
		1,396,911
	Industrials - 1.8%
143	Caterpillar, Inc.	14,127
4,482	General Electric Co.	80,273
		94,400
	Information Technology - 24.6%
652	Accenture PLC, Class A (Ireland)	38,559
1,954	Adobe Systems, Inc.*	54,165
525	Apple, Inc.*	205,002
4,596	Applied Materials, Inc.	56,623
9,095	Cisco Systems, Inc.	145,247
12,798	Dell, Inc.*	207,840
1,875	eBay, Inc.*	61,406
5,490	Intel Corp.	122,592
423	International Business Machines Corp.	76,923
4,667	Microsoft Corp.	127,876
238	NetApp, Inc.*	11,310
9,988	Symantec Corp.*	190,371
59	VMware, Inc., Class A*	5,920
		1,303,834
	Materials - 5.1%
3,405	Alcoa, Inc.	50,156
1,263	E.I. du Pont de Nemours & Co.	64,943
2,110	Freeport-McMoRan Copper & Gold, Inc.	111,746
892	LyondellBasell Industries NV, Class A (Netherlands)	35,198
181	Newmont Mining Corp.	10,065
		272,108
	Telecommunication Services - 6.0%
2,815	AT&T, Inc.	82,367
7,516	Sprint Nextel Corp.*	31,792
5,706	Verizon Communications, Inc.	201,365
		315,524
	Total Common Stocks and Other Equity Interests (Cost $4,862,945)	5,292,908

	Money Market Fund - 0.0%
1,904	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,904)	1,904

	Total Investments (Cost $4,864,849)(a)-100.0%	5,294,812
	Other assets less liabilities-0.0%	465
	Net Assets-100.0%	$5,295,277

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $4,876,074. The net unrealized appreciation was $418,738 which consisted of aggregate gross unrealized appreciation of $554,915 and aggregate gross unrealized depreciation of $136,177.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active U.S. Real Estate Fund

July 31, 2011 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Apartments - 18.3%
6,075	American Campus Communities, Inc.	$226,112
3,785	Associated Estates Realty Corp.	68,698
7,798	AvalonBay Communities, Inc.	1,046,414
6,371	Camden Property Trust	427,303
26,753	Equity Residential	1,653,870
2,862	Essex Property Trust, Inc.	401,710
3,430	Home Properties, Inc.	224,734
3,229	Mid-America Apartment Communities, Inc.	228,581
		4,277,422
	Diversified - 17.1%
8,478	Digital Realty Trust, Inc.	518,938
5,503	DuPont Fabros Technology, Inc.	140,271
10,457	Liberty Property Trust	355,120
7,756	Plum Creek Timber Co., Inc.	296,434
1,973	Potlatch Corp.	65,543
1,694	PS Business Parks, Inc.	96,236
4,894	Rayonier, Inc.	315,418
16,621	Vornado Realty Trust	1,554,895
6,031	Washington Real Estate Investment Trust	193,113
23,408	Weyerhaeuser Co.	467,926
		4,003,894
	Health Care - 12.4%
17,274	HCP, Inc.	634,474
17,131	Health Care REIT, Inc.	904,174
2,650	LTC Properties, Inc.	71,948
14,332	Senior Housing Properties Trust	343,108
17,577	Ventas, Inc.	951,443
		2,905,147
	Hotels - 6.7%
11,169	Hospitality Properties Trust	282,017
62,825	Host Hotels & Resorts, Inc.	995,776
7,039	LaSalle Hotel Properties	176,046
10,942	Sunstone Hotel Investors, Inc.*	97,493
		1,551,332
	Office Property - 12.6%
4,963	Alexandria Real Estate Equities, Inc.	406,966
11,642	BioMed Realty Trust, Inc.	228,416
12,979	Boston Properties, Inc.	1,393,425
8,403	Douglas Emmett, Inc.	168,060
6,647	Highwoods Properties, Inc.	228,856
4,774	Kilroy Realty Corp.	184,181
15,652	Piedmont Office Realty Trust, Inc., Class A	321,649
		2,931,553
	Regional Malls - 14.4%
20,118	General Growth Properties, Inc.	338,184
23,432	Simon Property Group, Inc.	2,823,790
7,346	Tanger Factory Outlet Centers, Inc.	201,648
		3,363,622
	Shopping Centers - 5.2%
5,562	Federal Realty Investment Trust	485,785
37,689	Kimco Realty Corp.	717,222
		1,203,007
	Single Tenant - 0.8%
7,624	National Retail Properties, Inc.	191,286

	Storage - 7.6%
8,073	Extra Space Storage, Inc.	171,632
11,796	Public Storage	1,411,155
2,517	Sovran Self Storage, Inc.	102,064
8,987	U-Store-It Trust	95,712
		1,780,563
	Warehouse/Industrial - 4.9%
21,976	DCT Industrial Trust, Inc.	119,110
2,480	EastGroup Properties, Inc.	110,410
25,907	ProLogis	923,066
		1,152,586
	Total Real Estate Investment Trusts (Cost $21,412,430)	23,360,412

	Money Market Fund - 0.1%
15,751	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $15,751)	15,751

	Total Investments (Cost $21,428,181)(a)-100.1%	23,376,163
	Liabilities in excess of other assets-(0.1)%	(17,536)
	Net Assets-100.0%	$23,358,627

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $21,444,896. The net unrealized appreciation was $1,931,267 which consisted of aggregate gross unrealized appreciation of $2,037,652 and aggregate gross unrealized depreciation of $106,385.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other transfers in or investments are tiered into one of three levels. Changes in valuation methods may result in out of an investment’s assigned level:

Level 1–Prices are determined using quoted prices in an active market for identical assets.

Level 2–Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3–Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of July 31, 2011, the securities in each Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the nine-month period ended July 31, 2011, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total

PowerShares Active Low Duration Fund
Corporate Debt Securities	$—	$887,599	$—	$887,599
U.S. Treasury Securities	—	5,881,270	—	5,881,270
U.S. Treasury Inflation Indexed Bonds	—	213,907	—	213,907
U.S. Government Sponsored Agency Securities	—	606,646	—	606,646
Money Market Fund	7,503	—	—	7,503
Futures Contract*	(14,655)	—	—	(14,655)
Total Investments	$(7,152)	$7,589,422	$—	$7,582,270

* Unrealized appreciation (depreciation).

Item 2.           Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.           Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 28, 2011

By:	/s/ Sheri Morris
Sheri Morris
Treasurer

Date:	September 28, 2011